Fees Summary	Apr. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 320,000
Previously Paid Amount	0.00
Total Fee Amount	48.99
Total Offset Amount	0.00
Net Fee	48.99
Narrative - Max Aggregate Offering Price	$ 320,000
Final Prospectus	true